INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The table below summarizes the reconciliation of the Company’s income tax provision (benefit) computed at the statutory rate in the PRC and the effective tax rate.

	December 31, 2012	December 31, 2011
Income Tax Provisions (benefit)	38%	38%
Abatement of taxes - Technology enterprises	(15)%	(15)%
Tax Provisions (benefit)	23%	23%